Cash and cash equivalents and financial investments - Financial investments (Detail) (Parenthetical) R$ in Thousands	Dec. 31, 2025 BRL (R$)
Disclosure of financial assets [line items]
Financial Instruments Net Of Financial Liabilities Measured At Fair Value	R$ (174,643)
Financial Bills And Indexed Rate Brazilian Federal Government Bonds	R$ 1,433,475